Note 37 - Group Entities (Details Textual)		12 Months Ended
	Feb. 20, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests	51.00%	36.00%
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by non-controlling interests		13.20%	13.20%	13.20%